EQUITY (Details) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	Feb. 12, 2014 shares	Oct. 01, 2013	Mar. 31, 2015 JPY (¥)	Jun. 25, 2015 JPY (¥) ¥ / shares
EQUITY
Portion of amount paid for shares which can be treated as paid-in-capital			50.00%
Percentage of dividends paid appropriated to legal reserve			10.00%
Appropriated legal reserve not required after percentage limit is achieved			25.00%
Appropriated legal reserve included in retained earnings			¥ 18,803
Amount of statutory retained earnings available for the payment of dividends			825,933
Stock split conversion ratio		2
Treasury stock, shares, retired | shares	5,000,000
Dividends payable, per share | ¥ / shares				¥ 60
Dividends payable				¥ 22,012
Equity in retained earnings or deficits of affiliates and unconsolidated subsidiaries			¥ (1,197)